Accounts payable and accrued liabilities (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Gross Accrued liabilities	$ 1,079,443	$ 263,885
Accrued liabilities Current	482,951	312,079
Trade payables and other	1,562,394	575,964
Consultants and professional fees
Gross Accrued liabilities	353,333	107,387
Board of Directors' fees
Gross Accrued liabilities	175,000
Survey and other projects
Gross Accrued liabilities
Payroll (vacation pay and wages payable)
Gross Accrued liabilities	$ 551,110	$ 156,498